SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES NOTES PAYABLE (Details) - CAD ($)	Jan. 31, 2024	Jan. 31, 2023
IfrsStatementLineItems [Line Items]
Total notes payable to related parties	$ 2,561,691	$ 2,202,540
CEO [Member]
IfrsStatementLineItems [Line Items]
Total notes payable to related parties	1,325,624	1,376,629
CFO [Member]
IfrsStatementLineItems [Line Items]
Total notes payable to related parties	17,664	16,253
Company Controlled by Officers and Directors [Member]
IfrsStatementLineItems [Line Items]
Total notes payable to related parties	200,240	184,897
Company Controlled by Officers and Directors One [Member]
IfrsStatementLineItems [Line Items]
Total notes payable to related parties	340,611
Major Shareholder [Member]
IfrsStatementLineItems [Line Items]
Total notes payable to related parties	$ 677,552	$ 624,761